Long-Term Investments	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
LONG-TERM INVESTMENTS

9.     LONG-TERM INVESTMENTS

Long-term investments consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Equity method investments:
Youxiang City Hebei Real Estate Development and Operation Co., Ltd. (“Youxiang City”)	8,646	603
Other equity method investments(b)	4,655	397

Equity securities with readily determinable fair values investment:
Phoenix Tree Holdings Limited	1,010	—

Equity securities without readily determinable fair values investments:
Other equity securities without readily determinable fair values investments(c)	15,018	8,051
Total	29,329	9,051

Notes:

(a)      In July 2017, the Group invested RMB9,000 in cash in Youxiang City, a company focusing on real estate development and operation, for 30% equity interests. The equity interest was accounted for as equity method since the Group has significant influence over Youxiang City. In October 2020, Youxiang City reduced the registered paid-in capital to RMB900 and returned the RMB2,100 to the Group. The Group recognized a loss of RMB297 for the year ended December 31, 2020.

(b)      The Group holds 1% to 40% equity interests in other third-party companies through investments in their equity interests. The Group holds 1% equity interests in a company and has the ability to exercise significant influence. For other investments, the Group holds over 20% equity interests. The Group accounts for these investments by using equity method because the Group has the ability to exercise significant influence but does not have control over the Group has the ability to exercise significant influence but does not have control over the investees. The Group recognized gain or loss according to its equity interest percentage in these investees. In addition, the impairment recognized for other equity method investments were RMB nil, RMB 6,303 and RMB 3,460 for the years ended December 31, 2018, 2019 and 2020.

(c)      The balance represents equity securities without readily determinable fair values for Group does not have the ability to exercise significant influence over the investees relating to a cost method investment. For the years ended December 31, 2018, 2019 and 2020, the Group recorded impairment losses of RMB 18,990, RMB31,150 and RMB6,600 to other equity securities without readily determinable fair value, respectively as the Group believes the carrying value of the investments were no longer recoverable.